Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 27, 2013
Accounting Policies [Abstract]
Schedule of Estimated Useful Life

Property and equipment are depreciated or amortized using the straight-line method over the following estimated useful lives:

Asset Classification	Estimated Useful Life In Years
Machinery and equipment	2 – 7
Computer equipment and software	2 – 5
Furniture and fixtures	7 – 10
Leasehold improvements	Shorter of useful life or term of lease